SCHEDULE OF CHANGES IN WARRANTS (Details)(Parenthetical)	Dec. 31, 2025 Segment $ / shares	Dec. 31, 2025 Segment $ / shares
Number of share exercisable	766,556	766,556
Weighted average share price | (per share)	$ 7.99	$ 11.05